CHAPMAN AND CUTLER LLP                                111 WEST MONROE STREET
                                                    CHICAGO, ILLINOIS  60603


                                  May 10, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington D.C.  20549


         Re:                 FT 4260 (the "Fund")


Ladies and Gentlemen:

     Transmitted herewith is a copy of Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of an indefinite number of Units representing the ownership of interests in FT 4260 which are proposed to be offered publicly.

     The purpose of this Amendment is to update the prospectus to address comments we received from the staff of the Securities and Exchange Commission.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     We are advised that the sponsor proposes to deposit securities and to activate FT 4260 on June 19, 2013 or shortly thereafter, depending on market conditions. An appropriate amendment of the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time.

     Under these circumstances, it will be appreciated if this matter can receive prompt attention. If there are any questions regarding this filing, or if there is any way in which we can be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Brian D. Free (312-845-3017).

                                              Very truly yours,



                                              CHAPMAN AND CUTLER LLP
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